SM&R Investments, Inc.

Supplement effective February 4, 2003 to the Class A and Class B Prospectus dated December 31, 2002


On page 7, under 'NASDAQ Symbols' for the SM&R Alger Growth Fund, the symbol for Class B is hereby amended to read: SMBGX - Class B

On page 34, the fee information for the Money Market Fund has been included and this page is amended and hereby restated:

EXPENSES OF THE FUNDS

Footnotes to Fees and Expenses
(1) You pay a sales of 5.00% on initial investments in Class A shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.
(2) You pay a sales charge of 4.75% on initial investments in Class A shares of less than $50,000. You pay a reduced sales charge at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000, but less than $500,000; 1.50% on initial investments of at least
 $500,000 but less than $1 million; and zero on initial investments of $1 million or more.
(3) Purchases of $1 million or more of Class A shares may be without an initial sales charge. Redemptions of such shares within the first thirteen months after purchase, however, will be subject to a contingent deferred sales charge of 1.00%.
(4) The maximum 3.00% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 2.00% during the second year, 1.00% during the third year, and zero during the fourth year and thereafter.
(5) The maximum 5.00% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year, and zero during the sixth year and thereafter.
(6) The "Management Fees" and "Other Expenses" shown for the Funds are for the fiscal year ended August 31, 2002. Money Market Fund Class B is estimated for current fiscal year.
(7) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.
(8) The Fund's manager, Securities Management and Research, Inc. ("SM&R"), has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund, Money Market Fund and the Primary Fund regular operating expenses in excess of 1.25% (0.50% for the Money Market Fund) per year of such funds' average daily net assets. Regular operating expenses include the advisory fee and administrative fee but do not include the 12b-1 fee or class-specific expenses.
(9) For the year ended December 31, 2003, SM&R has voluntarily agreed to reimburse fees and expenses incurred in excess of the amounts shown in the table below. Refer to "Reimbursements and Waivers" on page 46 of this prospectus for more details.

Voluntary Expense Reimbursement of the Funds (until 12/31/03)
Annual Fund Operating Expenses
(expenses exceeding these amounts
     to be reimbursed by SM&R)


Management
Fees

Distribution
and/or Service
(12b-1) Fees

Other
Expenses(7)

Total Annual
Fund Operating
Expenses(8)(9)

SM&R Equity Funds:

Alger Technology Fund
Class A

1.35%

0.35%

0.40%

2.10%

Class B
1.35%

1.00%

0.40%

2.75%

Alger Aggressive Growth Fund
Class A

1.05%

0.35%

0.45%

1.85%

Class B
1.05%

1.00%

0.45%

2.50%

Alger Small-Cap Fund
Class A

1.00%

0.35%

0.55%

1.90%

Class B
1.00%

1.00%

0.55%

2.55%

Alger Growth Fund
Class A

0.85%

0.35%

0.50%

1.70%

Class B
0.85%

1.00%

0.50%

2.35%

Growth Fund
Class A

0.75%

0.25%

0.36%

1.36%

Class B
0.75%

0.75%

0.36%

1.86%

Equity Income Fund
Class A

0.75%

0.25%

0.26%

1.26%

Class B
0.75%

0.75%

0.26%

1.76%

Balanced Fund
Class A

0.75%

0.25%

0.30%

1.30%

Class B
0.75%

0.75%

0.30%

1.80%




SM&R Fixed Income Funds:

Government Bond Fund
Class A
0.48%

0.25%

0.00%

0.73%

Class B
0.48%

0.75%

0.00%

1.23%

Tax Free Fund
Class A
0.50%

0.25%

0.00%

0.75%

Class B
0.50%

0.75%

0.00%

1.25%

Primary Fund
0.50%

-

0.30%

0.80%

Money Market Fund
Class A
0.24%

-

0.26%

0.50%



On page 61, under "Important Shareholder Facts and Information", this section has been amended as shown underlined.

Business Hours:
8:00 a.m. to 4:30 p.m. Central Time
each day the New York Stock Exchange is
open for trading on any SM&R business day ("regular trading day")

On page 63, under "Pricing of Fund Shares", the following sections are amended as shown in bold italics and underlined.


"General (How Shares are Priced).", the first sentence is hereby amended to read:

Each fund's offering price is calculated once each day the New York Stock
 Exchange (the "Exchange") is open for regular trading on any SM&R business day.


"Share Price - Effective Date of Purchases and Redemptions.", is hereby amended to read:

Each fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time) on any SM&R business day. NAV is not calculated on SM&R business holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the funds as of such earlier closing time. Below is the method used by the funds to calculate the NAV on any given day.

Net Asset Value  =
Total Assets - Liabilities

Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading on any SM&R business day at the next NAV determined that day if:
* SM&R receives your request in good order prior to the close of the regular trading day;
* A securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day (on any SM&R business day) and reports your order to SM&R prior to SM&R's close of business (currently
 4:30 p.m. Central Time) on the same day; or
* SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

If we receive your order after the close of the regular trading day or on any day that the Exchange is closed or on a SM&R business holiday, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

SM&R's business holidays for calendar year 2003 are New Year's Day, Good
 Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, Friday after Thanksgiving, Christmas Day, Friday after Christmas.


SM&R Investments, Inc.

Supplement effective February 4, 2003 to the Class T Prospectus dated
 December 31, 2002


On page 36, under "Important Shareholder Facts and Information", this section has been amended as shown underlined.

Business Hours:
8:00 a.m. to 4:30 p.m. Central Time
each day the New York Stock Exchange is
open for trading on any SM&R business day ("regular trading day")


On page 38, under "Pricing of Fund Shares", the following sections are amended as shown in bold italics and underlined.

"General (How Shares are Priced).", the first sentence is hereby amended to read:

Each fund's offering price is calculated once each day the New York Stock
 Exchange (the "Exchange") is open for regular trading on any SM&R business day.


"Share Price - Effective Date of Purchases and Redemptions.", is hereby amended to read:

Each fund's share price, called its net asset value, or NAV, is calculated once each day at the close of regular trading (currently 3:00 p.m. Central Time) on any SM&R business day. NAV is not calculated on SM&R business holidays or other days the Exchange is closed. In the event the Exchange closes early on a particular day, we will determine the net asset value of the funds as of such earlier closing time. Below is the method used by the funds to calculate the NAV on any given day.

Net Asset Value  =
Total Assets - Liabilities

Number of Shares Outstanding

Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. Each fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the fund that day, less any applicable transaction fee or redemption charge. The price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. Purchases and redemptions will be executed on each day the Exchange is open for regular trading on any SM&R business day at the next NAV determined that day if:
* SM&R receives your request in good order prior to the close of the regular trading day;
* A securities dealer having a dealer contract with SM&R receives your order prior to the close of the regular trading day (on any SM&R business day) and reports your order to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day; or
* SM&R is advised of bank wire purchases received by Moody National Bank before 3 p.m. Central Time.

If we receive your order after the close of the regular trading day or on any day that the Exchange is closed or on a SM&R business holiday, we will execute your purchase or redemption at the price determined on the next regular trading day. In unusual circumstances, the funds may temporarily suspend the processing of sale requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

SM&R's business holidays for calendar year 2003 are New Year's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, Friday after Thanksgiving, Christmas Day, Friday after Christmas.


SM&R Investments, Inc.

Supplement effective February 4, 2003 to the Statement of Additional
 Information dated December 31, 2002

On page 58, the 1st paragraph, 2nd sentence under "Determination of Net Asset
 Value", "Government Bond Fund and Tax Free Fund", is hereby amended below in italics, bolded and underlined.

Net asset value is currently determined as of 3:00 p.m. Central Time on each day that the New York Stock Exchange is open for trading on any SM&R business day.


On page 58, the 2nd paragraph, 2nd sentence under "Determination of Net Asset
 Value", "Government Bond Fund and Tax Free Fund", is hereby amended below in italics, bolded and underlined.

The portfolio securities of the Company are valued as of the close of trading on each day when the New York Stock Exchange is open for trading on any SM&R business day.


On page 59, the 1st paragraph, 3rd sentence under "Primary Fund", is hereby amended below in italics, bolded and underlined.

The portfolio securities of the Primary Fund are valued as of 3:00 p.m. Central
 Time on each day that the New York Stock Exchange is open for trading on any SM&R business day.


On page 60, the 2nd paragraph, 2nd sentence under "Equity Funds", is hereby amended below in italics, bolded and underlined.

The portfolio securities of the Equity Funds are valued as of the close of trading on each day that the New York Stock Exchange is open for trading on any SM&R business day.


On page 61, the 2nd paragraph under "Determination of Offering Price" is hereby amended as shown below in italics, bolded and underlined.

	Full and fractional shares of the Government Bond Fund, Tax Free Fund, and the Equity Funds are purchased at the offering price, which is the net asset value next determined after receipt of a purchase plus any applicable sales charge. The sales charge is a percentage of the net asset value per share and will vary as shown below. Purchases received by SM&R at its office in League City, Texas prior to 3:00 p.m., Central Time, on any day that the New York Stock Exchange is open for trading on any SM&R business day, will be executed at the applicable offering price determine on that day.
Purchases received thereafter will be executed at the offering price determined on the next day that the New York Stock Exchange is open for trading.